SHAREHOLDERS' EQUITY (Details)	3 Months Ended		12 Months Ended			3 Months Ended
	Mar. 31, 2012 USD ($) timesperyear	Mar. 31, 2011 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2012 CAD	Dec. 31, 2011 CAD	Mar. 31, 2012 Restricted Share Unit Plan Minimum	Mar. 31, 2012 Restricted Share Unit Plan Maximum
SHAREHOLDERS' EQUITY
Amount transferred to an employee benefit trust to fund restricted share unit plan	$ 12,000,000	$ 3,700,000
Number of times per year the employee benefit trust is funded (in times per year)	1
Common shares outstanding at March 31, 2012 (in shares)	171,194,430
Employees' stock options (in shares)	11,647,901
Warrants	8,600,000
Restricted share unit plan (in shares)	314,100
Maximum number of common shares (in shares)	191,756,431
Stock options granted (in shares)	3,228,000		2,574,785
Granted, weighted average exercise price (in Canadian dollars per share)				36.96	76.56
Stock options, weighted average exercised (in shares)			164,219
Cash received from exercise of stock options (in U.S. dollars)			6,900,000
Stock options cancelled (in shares)	90,000		91,750
Stock options cancelled - weighted-average exercise price (in Canadian dollars per share)				60.30	66.87
Stock options expired (in shares)	449,150
Stock options expired - weighted-average exercise price (in Canadian dollars per share)				48.09
Changes in Common Shares outstanding
Common shares outstanding, beginning of period (in shares)	170,813,736
Common shares, beginning of period (in U.S. dollars)	3,181,381,000
Shares issued under Incentive Share Purchase Plan (in U.S. dollars)	5,346,000
Shares issued under Incentive Share Purchase Plan (in shares)	160,207
Shares issued under Dividend Reinvestment Plan (in U.S. dollars)	3,607,000
Shares issued under Dividend Reinvestment Plan (in shares)	105,678
Shares issued for acquisition of Grayd Resource Corporation (in U.S. dollars)	2,447,000
Shares issued for acquisition of Grayd Resource Corporation, (in shares)	68,941
Restricted share unit plan, amount (in U.S. dollars)	(9,858,000)
Restricted share unit plan	(268,232)
Common shares outstanding, end of period (in shares)	170,880,330		170,813,736
Common shares, beginning of period (in U.S. dollars)	3,181,381,000
Common shares outstanding, end of period (in U.S. dollars)	3,182,923,000		3,181,381,000
Net income per share
Net income for the period	$ 78,548,000	$ 45,264,000
Weighted average number of common shares outstanding - basic	170,837,000	168,853,000
Add : Dilutive impact of employee stock options (in shares)		1,155,000
Dilutive impact of warrants (in shares)		2,773,000
Dilutive impact of shares related to RSU plan	180,000	82,000
Weighted average number of common shares outstanding - diluted	171,017,000	172,863,000
Net income per share - basic (in dollars per share)	$ 0.46	$ 0.27
Net income per share - diluted (in dollars per share)	$ 0.46	$ 0.26
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)		653,696
Share-based compensation arrangements
Term of options granted under ESOP (in years)						2 years	3 years